Financial Instruments - Interest Rate Risk (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments
Reasonable possible change in risk variable percent	10.00%	10.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments
Reasonable possible change in risk variable percent	1.00%
Reasonable possible change in risk variable, impact on interest expense	$ 5,000,000
Reasonable possible change change in risk variable, impact on earnings	$ 4,000,000
Fair Value of derivative liability (in Millions of Canadian Dollars)		$ 0		$ 3,000,000
Interest rate risk | Reno de Medici S.p.A. (RDM)
Disclosure of nature and extent of risks arising from financial instruments
Notional Amount (In millions) | €					€ 32
Interest rate risk | Greenpac Holding LLC
Disclosure of nature and extent of risks arising from financial instruments
Notional Amount (In millions)			$ 81
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments
Concentration risk percentage		9.00%	29.00%	29.00%	29.00%